Taxation - Components of Tax Expense (Income) (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income Taxes [Abstract]
Current tax on profits for the period	€ (69.9)	€ (117.5)	€ (44.8)
Adjustments in respect of prior periods	5.8	0.6	(7.6)
Total current tax expense and adjustments	(64.1)	(116.9)	(52.4)
Origination and reversal of temporary differences	(4.4)	116.3	(1.2)
Impact of change in tax rates	(2.7)	(55.1)	(16.8)
Total deferred tax expense and adjustments	(7.1)	61.2	(18.0)
Total tax expense	€ (71.2)	€ (55.7)	€ (70.4)